Capital Stock - PSU Measurement Inputs (Details) - PSUs	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	49.00%	30.00%	28.00%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	0.20%	1.40%	2.50%